SHARE BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Share-based Payment Arrangement [Abstract]
SUMMARY OF SHARE BASED COMPENSATION EXPENSE

The following table summarizes share-based compensation expense included in the condensed consolidated statements of operations (in thousands):

	Three Months Ended July 31,		Nine Months Ended July 31,
	2021	2020	2021	2020
Research and development	$29	$79	$142	$233
General and administrative	31	176	369	475
Total	$60	$255	$511	$708

The following table summarizes share-based compensation expense included in the statement of operations by expense category for the years ended October 31, 2020 and 2019 (in thousands):

	Year Ended October 31,
	2020	2019
Research and development	$308	$1,036
General and administrative	583	966
Total	$891	$2,002

SUMMARY OF RSU ACTIVITY AND RELATED INFORMATION

A summary of the Company’s RSU activity and related information for the nine months ended July 31, 2021 is as follows:

	Number of RSUs	Weighted-Average Grant Date Fair Value

Balance at October 31, 2020	5,556	$24.32
Vested	(5,555)
Cancelled	(1)
Balance at July 31, 2021	-	$-

A summary of the Company’s RSU activity and related information for the fiscal year ended October 31, 2020 and 2019 is as follows:

	Number of RSU’s	Weighted-Average Grant Date Fair Value
Unvested as of October 31, 2018	32,614	$70.41
Vested	(12,257)	78.41
Cancelled	(5,651)	112.39
Unvested as of October 31, 2019	14,706	$47.62
Vested	(8,870)	60.59
Cancelled	(280)	98.80
Unvested as of October 31, 2020	5,556	$24.32

SUMMARY OF CHANGES IN STOCK OPTION PLAN

A summary of changes in the stock option plan for the nine months ended July 31, 2021 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value (in thousands)
Outstanding as of October 31, 2020	1,011,768	$33.43	8.04	$4
Granted	50,000	0.39
Exercised	(333)	0.30
Cancelled or expired	(160,963)	102.78
Outstanding as of July 31, 2021	900,472	$19.21	8.01	$14
Vested and exercisable at July 31, 2021	365,964	$46.14	6.85	$4

A summary of changes in the stock option plan for the years ended October 31, 2020 and 2019 is as follows (in thousands, except share and per share data):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value
Outstanding as of October 31, 2018	330,071	$122.79	6.56	$-
Granted	265,882	2.36
Cancelled or expired	(35,463)	29.52
Outstanding as of October 31, 2019	560,490	$71.56	7.34	$1
Granted	645,000	0.61
Cancelled or expired	(193,722)	34.47
Outstanding as of October 31, 2020	1,011,768	$33.43	8.04	$4
Vested and exercisable at October 31, 2020	307,467	$105.69	4.91	$1

SUMMARY OF OUTSTANDING AND EXERCISABLE OPTIONS

The following table summarizes information about the outstanding and exercisable options at July 31, 2021:

Options Outstanding				Options Exercisable
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
Exercise	Number	Remaining	Exercise	Number	Remaining	Exercise
Price Range	Outstanding	Contractual	Price	Exercisable	Contractual	Price
$.30-$10.00	734,033	8.68	$1.06	200,080	8.35	$1.86
$10.01-$100.00	90,750	6.48	$29.01	90,195	6.47	$29.12
$100.01-$200.00	50,965	3.73	$162.16	50,965	3.73	$162.16
$200.01-$277.50	24,724	2.47	$227.40	24,724	2.47	$227.40

The following table summarizes information about the outstanding and exercisable options at October 31, 2020:

Options Outstanding					Options Exercisable
		Weighted	Weighted			Weighted	Weighted
		Average	Average			Average	Average
Exercise	Number	Remaining	Exercise	Intrinsic	Number	Remaining	Exercise	Intrinsic
Price Range	Outstanding	Contractual	Price	Value	Exercisable	Contractual	Price	Value
$.30-$10.00	746,579	9.41	$1.10	$1	68,655	8.67	$2.62	$-
$10.01-$100.00	102,951	7.23	$28.77	$-	76,574	7.16	$29.67	$-
$100.01-$200.00	92,847	2.76	$166.04	$-	92,847	2.76	$166.04	$-
$200.01-$277.50	69,391	1.58	$210.79	$-	69,391	1.58	$210.79	$-

SUMMARY OF FAIR VALUE OF STOCK OPTIONS GRANTED OF BSM

In determining the fair value of the stock options granted during the nine months ended July 31, 2021, the Company used the following inputs in its Black Scholes Merton model:

Nine Months Ended July 31, 2021

Expected Term	6 years
Expected Volatility	103.27%
Expected Dividends	0%
Risk Free Interest Rate	0.53%

The following table provides the weighted average fair value of options granted to directors and employees and the related assumptions used in the Black-Scholes model:

Year Ended
	October 31, 2020	October 31, 2019
Expected term	5.50-6.50 years	5.50-6.51 years
Expected volatility	100.27-105.21%	90.24-104.99%
Expected dividends	0%	0%
Risk free interest rate	0.36-0.62%	1.35-3.15%